USCF SummerHaven SHPEI Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - USCF SummerHaven SHPEI Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF SummerHaven SHPEI Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Strategy IndexSM (“SHPEI” or the “Index”).

Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on the purchase and sale of Fund shares, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	USCF SummerHaven SHPEI Index Fund USCF SummerHaven SHPEI Index Fund
Management Fees	0.95%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	0.80%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	The Adviser has contractually agreed through October 31, 2020 to waive 0.15% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees (the "Board") of USCF ETF Trust (the "Trust") and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	It assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
USCF SummerHaven SHPEI Index Fund | USCF SummerHaven SHPEI Index Fund | USD ($)	82	288	511	1,153

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of SHPEI. SHPEI includes common stocks of micro-, small-, and mid-capitalization U.S. companies with market capitalizations of at least $100 million and lower than $10 billion at the time of index construction. The market capitalization range of SHPEI may fluctuate between rebalancing periods. The companies comprising SHPEI are listed on U.S. stock exchanges.

SHPEI attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified private equity allocations. SHPEI is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), the index provider, believes private equity firms are likely to select for investment in the future. However, SHPEI does not include, and the Fund does not invest in, private equity funds or private equity of companies.

SHPEI is constructed using a proprietary methodology developed by SHIM and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEI includes the greater of 200 companies or 20% of such investable universe. SHPEI is equally weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising SHPEI. The Fund generally invests in substantially all of the common stocks comprising SHPEI and in approximately the same proportions as SHPEI. The Adviser expects that, over time, the correlation between the Fund’s performance and that of SHPEI, before fees and expenses, will be 95% or higher. However, there can be no guarantee that the Fund will achieve a high degree of correlation with SHPEI. A number of factors may affect the Fund’s ability to achieve a high correlation with SHPEI. For example, the performance of the Fund and SHPEI may diverge due to transaction costs, asset valuations, timing variances, and differences between the Fund’s portfolio and SHPEI resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to SHPEI.

In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that SHPEI reflects a concentration in that industry or sector. As of the date of this Prospectus, SHPEI is not concentrated.

Risk [Heading]	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk. The Fund does not attempt to outperform SHPEI or take defensive positions in declining markets.

Correlation to Index Risk. As with all index funds, the performance of the Fund may not closely track the performance of SHPEI for a variety of reasons.

Correlation to Private Equity Returns Risk. SHPEI’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by SHPEI. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid. These risks are greater when investing in micro- and small-capitalization companies. Returns on investments in securities of smaller companies could be lower than the returns on investments in securities of larger companies.

Licensing Risk. The Fund relies on licenses that permit the Fund to use SHPEI and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Industry Concentration Risk. To the extent that SHPEI is concentrated in or significantly exposed to a particular industry or sector, the Fund will be more susceptible to loss due to adverse occurrences affecting that industry or sector. In such case, the Fund will be subject to the risk that economic, political, or other conditions that have a negative impact on that industry or sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries or sectors.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Large Shareholder. Certain shareholders, including other funds or accounts advised by the Advisor or Sub-Advisor or an affiliate of either, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Advisor or Sub-Advisor or an affiliate of either, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that theFund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume onthe listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Premium or Discount to NAV Risk. As with all exchange-tradedfunds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expectedthat the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Newly Created Index Risk. SHPEI has a limited history of performance. It is uncertain how closely SHPEI may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index over a long period of time.

Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from theborrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, therecould be delays in recovering the loaned securities or exercising rights to the collateral.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	10.26% in the 2nd quarter of 2018
Lowest Performing Quarter:	-21.55% in the 4th quarter of 2018
YTD Return as of 9/30/2019:	3.53%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - USCF SummerHaven SHPEI Index Fund		Label	1 Year	Since Inception	Inception Date
USCF SummerHaven SHPEI Index Fund		Return Before Taxes	(14.23%)	(12.81%)	Nov. 30, 2017
USCF SummerHaven SHPEI Index Fund | Return After Taxes on Distributions			(18.58%)	(16.90%)
USCF SummerHaven SHPEI Index Fund | Return After Tax and Sale of Fund Shares			(8.23%)	(11.34%)
SHPEI Index	[1]		(13.62%)	(12.17%)
S&P 500 Index			(4.38%)	(3.079%)
[1]	Reflects no deductions for fees, expenses or taxes.

Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF SummerHaven SHPEN Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - USCF SummerHaven SHPEN Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF SummerHaven SHPEN Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Natural Resources Strategy IndexSM (“SHPEN” or the “Index”).

Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on the purchase and sale of Fund shares, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	USCF SummerHaven SHPEN Index Fund USCF SummerHaven SHPEN Index Fund
Management Fees	0.95%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	0.80%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	The Adviser has contractually agreed through October 31, 2020 to waive 0.15% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees (the "Board") of USCF ETF Trust (the "Trust") and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	It assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
USCF SummerHaven SHPEN Index Fund | USCF SummerHaven SHPEN Index Fund | USD ($)	82	288	511	1,153

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of SHPEN. SHPEN includes common stocks of micro-, small-, and mid-capitalization U.S. companies in the natural resources industry with market capitalizations of at least $100 million and lower than $10 billion at the time of index construction. The market capitalization range of SHPEN may fluctuate between rebalancing periods. The companies comprising SHPEN are listed on U.S. stock exchanges.

SHPEN attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified natural resources private equity allocations. SHPEN is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resources investments have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), the index provider, believes private equity firms focusing on natural resources investments are likely to select for investment in the future. However, SHPEN does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities.

SHPEN is constructed using a proprietary methodology developed by SHIM and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 600 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEN includes the greater of 80 companies or 40% of such investable universe. SHPEN is equally weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising SHPEN. The Fund generally invests in substantially all of the common stocks comprising SHPEN and in approximately the same proportions as SHPEN. The Adviser expects that, over time, the correlation between the Fund’s performance and that of SHPEN, before fees and expenses, will be 95% or higher. However, there can be no guarantee that the Fund will achieve a high degree of correlation with SHPEN. A number of factors may affect the Fund’s ability to achieve a high correlation with SHPEN. For example, the performance of the Fund and SHPEN may diverge due to transaction costs, asset valuations, timing variances, and differences between the Fund’s portfolio and SHPEN resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to SHPEN.

In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

SHPEN includes natural resources companies in the following sectors, groups, and industries:

• Energy;

• Materials (agricultural chemicals, cement and aggregates, containers and packaging manufacturing, forest and paper products, metals and mining, and steel producers only);

• Industrials (transportation equipment manufacturing and machinery manufacturing only);

• Consumer discretionary (automotive manufacturing only); and

• Consumer staples (agricultural products and packaged food manufacturing only).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that SHPEN reflects a concentration in that industry or sector. SHPEN has been 100% concentrated in companies in the natural resources industry.

Risk [Heading]	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk. The Fund does not attempt to outperform SHPEN or take defensive positions in declining markets.

Correlation to Index Risk. As with all index funds, the performance of the Fund may not closely track the performance of SHPEN for a variety of reasons.

Correlation to Private Equity Returns Risk. SHEPN’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by SHPEN. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid. These risks are greater when investing in micro- and small-capitalization companies. Returns on investments in securities of smaller companies could be lower than the returns on investments in securities of larger companies.

Risks of Investing in Natural Resources Companies. Investments in natural resources companies can be significantly affected by (often rapid) changes in the supply and demand for their specific products or services and for natural resources in general. Thus, the Fund’s investments in these companies may subject the Fund to greater volatility than investments in companies in other industries. Natural resources companies may also be affected by changes in exchange rates, import controls, worldwide competition, environmental policies and incidents, changes in prices, the participation of speculators, international political and economic developments, energy conservation, the success of exploration projects, limitations on the liquidity of certain natural resources, taxes, and other government regulations. Companies in the energy sector can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the materials sector can be significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies, and consumer demand. Companies in the industrials sector can be significantly affected when worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns. Companies in the consumer discretionary sector can be significantly affected by downturns in the market for discretionary goods and general economic downturns. Consumer staples companies are subject to government regulation affecting their products, which may negatively impact such companies’ performances.

Licensing Risk. The Fund relies on licenses that permit the Fund to use SHPEN and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Industry Concentration Risk. To the extent that SHPEN is concentrated in or significantly exposed to a particular industry or sector, the Fund will be more susceptible to loss due to adverse occurrences affecting that industry or sector. In such case, the Fund will be subject to the risk that economic, political, or other conditions that have a negative impact on that industry or sector may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries or sectors.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

De-Listing Risk. The Fund is required by NYSE Arca (the “Exchange”) to comply with certain listing standards in order to maintain its listing on the Exchange. Inability to comply with these listing standards may result in a delisting action by the Exchange. The staff of NYSE Regulation (the “Staff”) had previously notified the Trust that the Fund is not in compliance with such a standard. Following its initial year of trading on the Exchange, the Fund is required to maintain at least 50 shareholders, and the Fund was found to be below that threshold by the Staff. In accordance with its procedures, the Exchange may affix a “below compliance” (.BC) indicator to the Fund’s ticker symbol on the consolidated tape. The Trust submitted a response to NYSE Regulation outlining its plan to increase the number of shareholders of the Fund, and the Fund was granted a six-month “cure period,” followed by a three-month extension thereof, during which it must demonstrate that it has at least 50 shareholders. Although the Trust is attempting to meet this listing standard for the Fund, if it is not able to do so by the end of the extended cure period, the Fund may not be able to avoid a delisting action by NYSE Arca. In such event, you will receive additional information about the future plans for the Fund.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Small Fund Risk. As a fund with a limited history of operations, there can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange.

Newly Created Index Risk. SHPEN has a limited history of performance. It is uncertain how closely SHPEN may be able to track the performance of an actual portfolio of the constituent securities that comprise the Index over a long period of time.

Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	17.61% in the 2nd quarter of 2018
Lowest Performing Quarter:	-26.80% in the 4th quarter of 2018
YTD Return as of 9/30/2019:	(11.67)%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - USCF SummerHaven SHPEN Index Fund		Label	1 Year	Since Inception	Inception Date
USCF SummerHaven SHPEN Index Fund		Return Before Taxes	(23.32%)	(18.99%)	Nov. 30, 2017
USCF SummerHaven SHPEN Index Fund | Return After Taxes on Distributions			(28.54%)	(24.08%)
USCF SummerHaven SHPEN Index Fund | Return After Tax and Sale of Fund Shares			(13.67%)	(16.47%)
SHPEN Index	[1]		(22.72%)	(18.33%)
S&P North American Resources Index			(21.07%)	(15.39%)
[1]	Reflects no deductions for fees, expenses or taxes.

Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) seeks long-term total return.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on the purchase and sale of Fund shares, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Management Fees	0.80%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	0.60%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	The Adviser has contractually agreed through October 31, 2020 to waive 0.20% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees (the "Board") of USCF ETF Trust (the "Trust") and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	It assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USD ($)	61	235	425	971

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets through the investments of its wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which has the same investment objective as the Fund, is advised by the Adviser and sub-advised by SummerHaven Investment Management, LLC (“SummerHaven”).

The Fund seeks to provide exposure to the commodities markets that corresponds to the SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCITR”). The SDCITR is owned and maintained by SummerHaven Index Management, LLC (“SHIM”), an affiliate of SummerHaven. Even though the Fund seeks to provide exposure to the commodities markets that corresponds to the SDCITR, the Fund is not an index ETF and is actively managed.

The SDCITR is a total return commodity sector index designed to broadly represent ajor commodities. The SDCITR reflects the performance of a fully margined and collateralized portfolio of commodities futures contracts.

• A commodities futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodities underlying a futures contract at their current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

• A futures contract is fully margined when a fund has deposited the amount required to enter into and maintain the contract, as determined by a commodity futures exchange, including the New York Mercantile Exchange, ICE Futures, Chicago Board of Trade, Chicago Mercantile Exchange, London Metal Exchange, and Commodity Exchange, Inc. (collectively, the “Futures Exchanges”), which is typically 5% to 10% of the contract amount.

• A futures contract is fully collateralized when a fund holds cash or cash equivalents, government securities, or other liquid investments at least equal in value to the notional amount of the contract.

At any time, the SDCITR is comprised of 14 futures contracts (the “Component Futures Contracts”), weighted equally by notional amount. The SDCITR is reconstituted and rebalanced on a monthly basis. See “Additional Information about the SDCITR” below for more information about how the SDCITR is composed.

To achieve an exposure to the commodities markets that corresponds to the SDCITR, the Fund invests in a fully margined and collateralized portfolio of commodities futures contracts that will generally consist of the Component Futures Contracts, weighted equally by notional amount. The Fund’s portfolio of futures contracts is reconstituted and rebalanced on a monthly basis to reflect the changing composition of the SDCITR.

The Fund may also invest in futures contracts that the portfolio managers believe are economically identical or substantially similar to the Component Futures Contracts. Also, to obtain the desired economic exposure, the Fund may invest in commodity-related derivative instruments such as cash-settled options, forward contracts, options on futures contracts, and other options. The futures contracts (including Component Futures Contracts) and other commodity-related derivative instruments in which the Fund may invest are collectively referred to herein as “Commodity Interests.” The Fund may invest in Commodity Interests directly or indirectly through the Subsidiary. Neither the Fund nor the Subsidiary invests directly in commodities.

In addition to the market price movements of the Fund’s futures contracts and other Commodity Interests, the Fund’s total return includes the return on any assets used to collateralize the Fund’s portfolio. In managing the collateral portion of the Fund’s investment strategy, the Adviser will seek to at least match the hypothetical return of the collateral portion of the SDCITR. The SDCITR’s Component Futures Contracts are hypothetically collateralized with U.S. Treasury bills (“Treasuries”) with three-month maturities, the value of which are calculated using the weekly auction rate for 3-Month U.S. Treasury Bills published by the U.S. Department of the Treasury. To collateralize its portfolio, the Fund will hold significant amounts of short-term U.S. government securities (e.g., Treasuries). The Fund may also seek to enhance collateral returns relative to the SDCITR or increase portfolio liquidity by investing in money market instruments, investment grade fixed-income securities, and cash and cash equivalents.

Although the Fund may invest in Commodity Interests directly, the Fund invests in Commodity Interests primarily through the Subsidiary. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. By investing in the Subsidiary, the Fund is able to obtain greater exposure to the commodities markets while maintaining compliance with federal taxation requirements applicable to investment companies. The Subsidiary may also hold investments used to collateralize the Fund’s portfolio.

The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The amount of the Fund’s total assets that is not invested in the Subsidiary at any given time will be invested directly by the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity Interests.

The Fund is not diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Additional Information about the SDCITR:

At any time, the SDCITR is comprised of 14 Component Futures Contracts, weighted equally by notional amount, selected each month from a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. The eligible futures contracts are denominated in U.S. dollars. As of September 30, 2019, the universe of eligible commodities, categorized into six commodity sectors, were:

• Energy – crude oil (Brent), crude oil (WTI), gas oil, heating oil, natural gas, and unleaded gasoline;

• Precious Metals – gold, silver, and platinum;

• Industrial Metals – zinc, nickel, aluminum, copper, lead, and tin;

• Grains – soybean oil, wheat, corn, soybeans, and soybean meal;

• Softs – sugar, cotton, coffee, and cocoa; and

• Livestock – live cattle, lean hogs, and feeder cattle.

The SDCITR is based on the notion that commodities with low inventories tend to outperform commodities with high inventories, as commodity prices tend to increase when supply is low and conversely tend to decrease when supply is high. To help assess the current state of commodity inventories, the SDCITR analyzes price-based signals (i.e., backwardation, contango, and momentum) within the universe of eligible commodity futures contracts, as discussed further below.

The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract. On the fifth-to-last business day of each month, the Component Futures Contracts for the following month are selected pursuant to a three-step process.

• First, the seven commodities with the greatest “backwardation” (or least “contango”) are identified from the universe of eligible commodities. Backwardation is associated with futures prices that are below commodity spot prices, and contango is associated with futures prices that are above commodity spot prices.

• Second, from the remaining 20 eligible commodities, the seven commodities with the greatest positive (or least negative) percentage price change over the prior 12-month period (“momentum”) are identified.

At this point, if a commodity sector is not represented by the 14 commodities identified in the first and second steps, the commodity from the omitted sector with the greatest momentum will replace one of the seven commodities that were originally identified during step two. A commodity is eligible to be replaced if it belongs to a commodity sector that is represented by more than one commodity identified during steps one or two. From the commodities that are eligible to be replaced, the commodity with the lowest momentum will be replaced.This procedure is repeated until all the sectors are represented.

• Third, from the eligible futures contract for each of the 14 identified commodities, the futures contract with the greatest backwardation (or least contango), subject to market restrictions, is selected as a Component Futures Contract.

The SDCITR is reconstituted and rebalanced accordingly during the last four business days of the month.

Risk [Heading]	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals portion of the SDCITR are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains and Soft Product Commodities Risk. The prices of commodities comprising the grains and softs sectors of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities Risk. The prices of commodities comprising the livestock sector of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

Commodity Market Regulatory Risk. The commodities markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and the Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodities transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action.The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity Interests, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Futures Risk. Futures are standardized, exchange-traded contractsthat obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) the possibility that the counterparty will default in the performance of its obligations.

Correlation Risk. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of price references such as the spot prices of the commodities comprising the SDCITR. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the Futures Exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Commodities Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could also, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Non-U.S. Investment Risk. The Fund may invest in Commodity Interests traded on non-U.S. exchanges or enter into over-the-counter Commodity Interests with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts. Because certain of the Fund’s underlying investments trade in markets that are closed when the market in which the Fund’s shares are listed for trading is open, there may be changes between the investment’s last quote from the closed foreign market and the value of the investment during the Fund’s domestic trading day. This may result in differences between the market price of the Fund’s shares and the underlying value of the Fund’s shares.

Treasuries Risk. The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to greater risks of rising interest rates as the current period of historically low interest rates may be ending. In addition, government fiscal policy initiatives and resulting market reaction to those initiatives may increase interest rate risk for the Fund. For example, the U.S. Board of Governors of the Federal Reserve System has ended its quantitative easing program and may continue to raise interest rates.

Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity Interest and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity Interest is profitable.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Small Fund Risk. As a fund with a limited history of operations, there can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange.

Cash Transaction Risk. Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

Premium or Discount to NAV Risk. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.